Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Information on Segments

Financial information on each of these segments is summarized in the following tables:

						Corporate
2019		Retail	Potash	Nitrogen	Phosphate	and Others	Eliminations	Consolidated
Sales	– third party	13,183	2,702	2,608	1,397	133	-	20,023
	– intersegment	38	207	612	203	-	(1,060)	-
Sales	– total	13,221	2,909	3,220	1,600	133	(1,060)	20,023
Freight, transportation and distribution		-	305	372	232	-	(141)	768
Net sales		13,221	2,604	2,848	1,368	133	(919)	19,255
Cost of goods sold		9,981	1,103	2,148	1,373	133	(924)	13,814
Gross margin		3,240	1,501	700	(5)	-	5	5,441
Selling expenses		2,484	9	25	5	(18)	-	2,505
General and administrative expenses		112	6	15	7	264	-	404
Provincial mining and other taxes		-	287	2	1	2	-	292
Share-based compensation expense		-	-	-	-	104	-	104
Impairment of assets (Note 15 and 16)		-	-	-	-	120	-	120
Other expenses (income)		8	(4)	(46)	25	171	-	154
Earnings (loss) before finance costs and income taxes		636	1,203	704	(43)	(643)	5	1,862
Depreciation and amortization		595	390	535	237	42	-	1,799
EBITDA		1,231	1,593	1,239	194	(601)	5	3,661
Assets [1]		19,990	11,696	10,991	2,198	2,129	(205)	46,799
1 Included in the Retail and Nitrogen segments are $126 and $482, respectively, relating to equity-accounted investees as described in Note 17.

						Corporate
2018		Retail	Potash	Nitrogen [1]	Phosphate [1]	and Others	Eliminations	Consolidated
Sales	– third party	12,470	2,796	2,712	1,508	150	-	19,636
	– intersegment	50	220	626	268	-	(1,164)	-
Sales	– total	12,520	3,016	3,338	1,776	150	(1,164)	19,636
Freight, transportation and distribution		-	349	373	215	-	(73)	864
Net sales		12,520	2,667	2,965	1,561	150	(1,091)	18,772
Cost of goods sold		9,485	1,183	2,145	1,473	150	(1,056)	13,380
Gross margin		3,035	1,484	820	88	-	(35)	5,392
Selling expenses		2,303	14	32	10	(22)	-	2,337
General and administrative expenses		100	10	20	9	284	-	423
Provincial mining and other taxes		-	244	3	1	2	-	250
Share-based compensation expense		-	-	-	-	116	-	116
Impairment of assets (Note 15)		-	1,809	-	-	-	-	1,809
Other (income) expenses		(75)	14	(8)	6	106	-	43
Earnings (loss) before finance costs and income taxes		707	(607)	773	62	(486)	(35)	414
Depreciation and amortization		499	404	442	193	54	-	1,592
EBITDA		1,206	(203)	1,215	255	(432)	(35)	2,006
Assets [2]		17,964	11,710	10,386	2,406	3,678	(642)	45,502
1 Comparative figures have been restated to reflect the change in the sulfate product grouping from Phosphate and Sulfate to Nitrogen.
2 Included in the Retail and Nitrogen segments are $208 and $428, respectively, relating to equity-accounted investees as described in Note 17.

Summary of Financial Information by Geographical Area

Financial information by geographic area is summarized in the following tables:

Sales – Third Party	2019	2018
United States	12,522	11,891
Canada	2,504	2,790
Australia	1,955	1,681
Canpotex [1]	1,625	1,657
Trinidad	113	190
Argentina	388	387
Europe	210	312
Other	706	728
	20,023	19,636

1  As described in Note 1, Canpotex executed offshore marketing, sales and distribution functions for certain of our products. Canpotex’s 2019 sales volumes were made to: Latin America 31 percent, China 22 percent, India 10 percent, Other Asian markets 27 percent, Other markets 10 percent (2018 – Latin America 33 percent, China 18 percent, India 10 percent, Other Asian markets 31 percent, Other markets 8 percent) (Note 29).

Non-Current Assets [1]	2019	2018
United States	15,685	14,501
Canada	17,503	17,100
Australia	1,172	607
Trinidad	691	570
Other	639	621
	35,690	33,399
1 Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets.

Summary of Disaggregated Revenue from Contracts with Customers by Product Line or Geographic Location for Each Reportable Segment

	2019	2018
Retail sales by product line
Crop nutrients	4,989	4,577
Crop protection products	4,983	4,862
Seed	1,712	1,687
Merchandise	598	584
Services and other	939	810
	13,221	12,520
Potash sales by geography
Manufactured product
North America	1,283	1,356
Offshore [1]	1,625	1,657
Other potash and purchased products	1	3
	2,909	3,016
Nitrogen sales by product line [2]
Manufactured product
Ammonia	884	1,061
Urea	1,019	979
Solutions, nitrates and sulfates	812	825
Other nitrogen and purchased products	505	473
	3,220	3,338
Phosphate sales by product line [2]
Manufactured product
Fertilizer	944	1,141
Industrial and feed	475	469
Other phosphate and purchased products	181	166
	1,600	1,776
1 Relates to Canpotex.
2 Comparative figures have been restated to reflect the change in the sulfate product grouping from Phosphate and Sulfate to Nitrogen.